Convertible Preferred Stock - Summary of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Total convertible preferred stock	$ 0	$ 164,006	$ 160,507
Series A-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		131,797
Convertible preferred stock, shares issued (in shares)		131,797
Convertible preferred stock, shares outstanding (in shares)		131,797
Total convertible preferred stock		$ 6,065
Series A-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares issued (in shares)		576,126
Convertible preferred stock, shares outstanding (in shares)		576,126
Total convertible preferred stock		$ 8,976
Series A-3
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		612,822
Convertible preferred stock, shares issued (in shares)		612,822
Convertible preferred stock, shares outstanding (in shares)		612,822
Total convertible preferred stock		$ 10,611
Series A-4
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		127,787
Convertible preferred stock, shares issued (in shares)		127,787
Convertible preferred stock, shares outstanding (in shares)		127,787
Total convertible preferred stock		$ 1,993
Series A-5
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		734,533
Convertible preferred stock, shares issued (in shares)		730,320
Convertible preferred stock, shares outstanding (in shares)		730,320
Total convertible preferred stock		$ 12,858
Series A-6
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		805,848
Convertible preferred stock, shares issued (in shares)		800,657
Convertible preferred stock, shares outstanding (in shares)		800,657
Total convertible preferred stock		$ 15,476
Series B
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		7,021,678
Convertible preferred stock, shares issued (in shares)		6,984,971
Convertible preferred stock, shares outstanding (in shares)		6,984,971
Total convertible preferred stock		$ 84,528
Series B-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		1,659,672
Convertible preferred stock, shares issued (in shares)		1,659,672
Convertible preferred stock, shares outstanding (in shares)		1,659,672
Total convertible preferred stock		$ 23,499
Series B-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		1,765,609
Convertible preferred stock, shares issued (in shares)		706,243
Convertible preferred stock, shares outstanding (in shares)		706,243
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized (in shares)		8,474,924
Convertible preferred stock, shares issued (in shares)		0
Convertible preferred stock, shares outstanding (in shares)		0